As filed with the Securities and Exchange Commission on October 28, 2009
                                                                                                                                                       Registration Nos. 33-54126
                                                                                                                                                                                         811-07332
______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-1A

                                    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               ☒

        Pre-Effective Amendment No.                                            ☐

     Post-Effective Amendment No. 77                                        ☒

                     and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

                                                                          Amendment No. 81                                                         ☒
_______________________________

BARCLAYS GLOBAL INVESTORS FUNDS
(Exact Name of Registrant as Specified in Charter)

400 Howard Street
San Francisco, CA 94105
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-877-244-1544
_______________________________

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Name and Address of Agent for Service)
_______________________________

With copies  to:

Leonard A. Pierce Wilmer Cutler Pickering Hale and Dorr LLP 60 State Street Boston, MA 02109	Robert Zivnuska Barclays Global Investors, N.A. 400 Howard Street San Francisco, CA 94105
_______________________________

It is proposed that this filing will become effective (check appropriate box)

☐           immediately upon filing pursuant to paragraph (b)
☒           on November 27, 2009 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on (date) pursuant to paragraph (a)(1) of Rule 485
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 77 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 81 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Barclays Global Investors Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 27, 2009, the effectiveness of Post-Effective Amendment No. 72 under the Securities Act (Amendment No. 76 under the 1940 Act) to the Registrant’s Registration Statement, filed on May 13, 2009, pursuant to paragraph (a) of Rule 485 under the Securities Act.  The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 73 on July 24, 2009, in Post-Effective Amendment No. 74 on August 14, 2009, in Post-Effective Amendment No. 75 on August 31, 2009, and in Post-Effective Amendment No. 76 on September 29, 2009, each pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 77 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 72 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, Barclays Global Investors Funds (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of October 2009.

BARCLAYS GLOBAL INVESTORS FUNDS

By   /s/ Jack Gee
       Jack Gee
       Treasurer
       (Chief Financial Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date
*
	H. Michael Williams	Trustee and President (Chief Executive Officer)	October 28, 2009

*
	Mary G.F. Bitterman	Trustee	October 28, 2009

*
	A. John Gambs	Trustee	October 28, 2009

*
	Lee T. Kranefuss	Trustee	October 28, 2009

*
	Hayne E. Leland	Trustee	October 28, 2009

*
	Jeffrey M. Lyons	Trustee	October 28, 2009

*
	Wendy Paskin-Jordan	Trustee	October 28, 2009

*
	Leo Soong	Trustee	October 28, 2009

/s/Jack Gee
	Jack Gee	Treasurer (Chief Financial Officer)	October 28, 2009

By:	/s/ Jack Gee
Jack Gee*

*	As Attorney-in-Fact pursuant to the powers of attorney, each dated March 19, 2009, incorporated by reference to Post-Effective Amendment No. 71 filed on April 30, 2009.